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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/09

Check here if Amendment []; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	July 28, 2009
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total: $301,811
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  Sole     Shared  None
--------------		--------    -----      -------------   ----------  -------   -----  ----------	----     ------  -----

AMERICAN APPAREL INC (ASE)COM       023850100      4,143      1,138,300    SH               SOLE       1,138,300
AMERICAN TOWER CORP-CL A  CL A      029912201      9,459        300,000    SH               SOLE         300,000
CABLEVISION SYSTEMS-
	NY GRP-A(NYS)	  CL A	    12686C109	   9,705	500,000	   SH		    SOLE	 500,000
CITIGROUP INC P @4.0
	JUL 09		 OPTION	    172967101	   1,968	 16,401	   OPTION    PUT    SOLE	  16,401
COGENT COMMUNICATIONS
	GROUP		  COM	    19239V302	   2,680	328,882	   SH	     	    SOLE	 328,882
CYPRESS SHARPRIDGE
	INVESTMENTS	  COM	    23281A307	   2,380	200,000	   SH		    SOLE	 200,000
DISH NETWORK CORP-A (NAS) CL A	    25470M109	   4,863	300,000	   SH		    SOLE	 300,000
EBAY INC C @ 12.0 JUL 09 OPTION	    278642103	     843	  1,670	   OPTION    CALL   SOLE	   1,670
EQUINIX INC (NMS)	  COM	    29444U502	  54,555	750,000	   SH		    SOLE	 750,000
EXPEDIA INC (NMS)	  COM	    30212P105	  12,088	800,000	   SH		    SOLE	 800,000
FASTENAL CO P @50.0
   AUG 09		 OPTION	    311900104	     673	    390	   OPTION    PUT    SOLE	     390
FASTENAL CO P @55.0
   AUG 09		 OPTION	    311900104	     995	    450	   OPTION    PUT    SOLE	     450
GENERAL MOTORS 5.25% PFD
	SER B-D		  PFD	    370442733	   3,251      1,333,400	   PREFERRED	    SOLE       1,333,400
GENERAL MOTORS CORP P
	@2.0 JUL 09	 OPTION	    370442955	   1,414	 14,000	   OPTION	    SOLE	  14,000
GENPACT LTD (NYS)	  COM	    G3922B107	  13,686      1,164,800	   SH		    SOLE       1,164,800
JP MORGAN CHASE & CO	  COM	    46625H100	   3,343	 98,000	   SH		    SOLE	  98,000
LIBERTY ACQUISITION
   HOL-CW13		 WARRANT    53015Y115	     720      1,600,000	   WARRANT     	    SOLE       1,600,000
LIBERTY ACQUISITION
   HOLDINGS-ASE		  COM	    53015Y107	   3,170	349,900	   SH		    SOLE	 349,900
LIBERTY ACQUISITION
   HOL-UNIT	    	  UNIT	    53015Y206	  18,508      1,990,100	   UNIT		    SOLE       1,990,100
MASTERCARD INC CLASS A	  CL A	    57636Q104	  36,691	219,300	   SH    	    SOLE	 219,300
MEAD JOHNSON NUTRITION
   CO-A (NYS)	   	  CL A	    582839106	   7,075	222,700	   SH   	    SOLE	 222,700
MFA FINANCIAL INC	  COM	    55272X102	   4,546        657,000    SH	   	    SOLE         657,000
MONSANTO CO	 	  COM	    61166W101	  10,036	135,000	   SH		    SOLE	 135,000
PRICELINE.COM INC	  COM	    741503403	  30,676	275,000    SH		    SOLE	 275,000
RESEARCH IN MOTION	  COM	    760975102	  30,196	425,000	   SH		    SOLE	 425,000
ROYAL CARRIBEAN CRUISES
	LTD (NYS)	  COM	    V7780T103	   9,478	700,000	   SH		    SOLE	 700,000
SUN MICROSYSTEMS INC (NAS)COM	    866810203	   5,071	550,000	   SH		    SOLE	 550,000
VISA INC-CLASS A SHARES	  COM       92826C839     14,009        225,000    SH               SOLE         225,000
YAHOO! INC	   	  COM	    984332106	   5,481	350,000	   SH		    SOLE	 350,000
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